Note 16 - Lease Liability (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Schedule of lease liabilities [text block]
Description	12/31/2024	12/31/2023
Opening balances	5,727	3,669

Additions	-	4,823
Remeasurement	3,181	-
Interest expense	511	456
Disposal	(706)	(1,738)
Payments	(3,331)	(1,423)
Others	(65)	(356)
Foreign currency translation adjustment of subsidiary	(731)	296

Lease Liability total	4,586	5,727

Current	2,522	2,132
Non-Current	2,064	3,595

Schedule of maturity of lease liabilities [text block]
Maturity analysis - contractual discounted cash flows
As at December 31, 2024
Less than one year	2,522
Year 2	1,513
Year 3	215
Year 4	116
Year 5	101
More than 5 years	119
Total contractual undiscounted cash flows	4,586